RELATED PARTY DISCLOSURES - Transactions are proceeded with related parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shareholder
RELATED PARTY DISCLOSURES
Interest income on loans granted to	€ 4	€ 1,077	€ 526
Interest expense on loans received from	916	737	165
Salary and Bonus	1,055	1,149	988
Outstanding balances - Liabilities	29,486	29,102
Outstanding balances - Receivables		107
Key management personnel
RELATED PARTY DISCLOSURES
Interest expense on loans received from	3	12	88
Salary and Bonus	1,428	1,562	1,262
Outstanding balances - Liabilities		280
Joint ventures
RELATED PARTY DISCLOSURES
Purchases of goods or services		3	2,511
Sale of goods or services		427	505
Outstanding balances - Liabilities	358	358
Outstanding balances - Receivables	4,068	2,655
Other related parties
RELATED PARTY DISCLOSURES
Interest expense on loans received from	510	558	409
Purchases of goods or services	1,663	236	663
Sale of goods or services	31	11,801	€ 592
Outstanding balances - Liabilities	16,973	25,359
Outstanding balances - Receivables	€ 1,286	€ 221